Loans and Accounts Receivable From Customers - Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic (Detail) - Gross assets [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 26,607,785	$ 24,743,360	$ 22,617,981
Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	16,457,021	15,672,670	$ 14,808,799
Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	7,030,610	6,244,971
Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	3,120,154	2,825,719
Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Financial assets	$ 26,607,785	$ 24,743,360
Financial assets percentage	100.00%	100.00%
Loans and accounts receivable at amortized cost [member]. | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 21,766,318	$ 19,231,993
Loans and accounts receivable at amortized cost [member]. | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	4,841,467	5,511,367
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 16,457,021	$ 15,672,670
Financial assets percentage	61.85%	63.35%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 13,040,045	$ 11,858,185
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	3,416,976	3,814,485
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Manufacturing [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,912,563	$ 1,338,186
Financial assets percentage	7.19%	5.41%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Manufacturing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,234,919	$ 1,121,216
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Manufacturing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	677,644	216,970
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Mining [member]
Disclosure of financial assets [line items]
Financial assets	$ 353,997	$ 433,739
Financial assets percentage	1.33%	1.75%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Mining [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 341,384	$ 294,799
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Mining [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	12,613	138,940
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Electricity, gas and water [member]
Disclosure of financial assets [line items]
Financial assets	$ 822,772	$ 930,892
Financial assets percentage	3.09%	3.76%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Electricity, gas and water [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 370,734	$ 648,752
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Electricity, gas and water [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	452,038	282,140
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Agriculture and livestock [member]
Disclosure of financial assets [line items]
Financial assets	$ 473,367	$ 542,464
Financial assets percentage	1.78%	2.19%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Agriculture and livestock [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 321,280	$ 370,805
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Agriculture and livestock [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	152,087	171,659
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Forestry and wood extraction [member]
Disclosure of financial assets [line items]
Financial assets	$ 121,743	$ 64,204
Financial assets percentage	0.46%	0.26%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Forestry and wood extraction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 93,978	$ 42,017
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Forestry and wood extraction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	27,765	22,187
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Fishing [member]
Disclosure of financial assets [line items]
Financial assets	$ 57,713	$ 19,726
Financial assets percentage	0.22%	0.08%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Fishing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 42,257	$ 12,967
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Fishing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	15,456	6,759
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Transport [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,069,962	$ 871,230
Financial assets percentage	4.02%	3.52%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Transport [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 879,395	$ 736,947
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Transport [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	190,567	134,283
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Communications [member]
Disclosure of financial assets [line items]
Financial assets	$ 115,748	$ 49,658
Financial assets percentage	0.44%	0.20%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Communications [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 90,120	$ 47,459
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Communications [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	25,628	2,199
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Construction [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,251,209	$ 1,926,308
Financial assets percentage	8.46%	7.79%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Construction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,629,184	$ 1,654,661
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Construction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	622,025	271,647
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Commerce [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,563,526	$ 2,305,414
Financial assets percentage	9.63%	9.32%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Commerce [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,125,864	$ 1,727,096
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Commerce [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	437,662	578,318
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Services [member]
Disclosure of financial assets [line items]
Financial assets	$ 6,079,990	$ 4,165,701
Financial assets percentage	22.85%	16.84%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Services [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 5,358,546	$ 3,424,967
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Services [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	721,444	740,734
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 634,431	$ 3,025,148
Financial assets percentage	2.38%	12.23%
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Others [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 552,384	$ 1,776,499
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member] | Others [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	82,047	1,248,649
Loans and accounts receivable at amortized cost [member]. | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 7,030,610	$ 6,244,971
Financial assets percentage	26.42%	25.24%
Loans and accounts receivable at amortized cost [member]. | Mortgages loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 6,383,650	$ 5,516,510
Loans and accounts receivable at amortized cost [member]. | Mortgages loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	646,960	728,461
Loans and accounts receivable at amortized cost [member]. | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,120,154	$ 2,825,719
Financial assets percentage	11.73%	11.41%
Loans and accounts receivable at amortized cost [member]. | Consumer loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,342,623	$ 1,857,298
Loans and accounts receivable at amortized cost [member]. | Consumer loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 777,531	$ 968,421